Pensions and other post-employment benefits - Summary of Remeasurements Within Post-Retirement Benefits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	£ (62)	£ 90	£ 135
Gain/(loss) from change in financial assumptions	211	890	(137)
Experience gain/(loss)	(99)	23	(267)
Post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	0	7	7
Gain/(loss) from change in financial assumptions	(1)	44	(43)
Experience gain/(loss)	(14)	(1)	(4)
Total	£ (15)	£ 50	£ (40)